SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of dilutive instruments (Details) - shares	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	16,215,625	16,215,625	46,071,080	16,215,625	16,215,625
Sellers Notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		1,690,638
Convertible notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		544,044
Secured convertible note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		756,248
Subscription agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		81,352
Tau agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		6,025
Stock payable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		12,500
Promissory note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		5,690
Total Shares issuable under Convertible Note obligations - if converted total dilutive
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		3,096,497
Total excluded under treasury method - out of the money			29,855,455
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	6,153,125	5,553,125	5,553,125	6,153,125	6,153,125
Secured convertible note warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money		600,000	600,000